              As filed with the Securities and Exchange Commission
                                on March 9, 2001

                           Registration No. 811-10087


                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                   FORM N-30D

                           Snoqualmie Asset Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1201 Third Avenue, WMT 1706
                                Seattle, WA 98101
                    (Address of Principal Executive Offices)

                                 (206) 377-4761
              (Registrant's Telephone Number, including Area Code)

                                Sophie Hager Hume
                           1201 Third Avenue, WMT 1706
                                Seattle, WA 98101
                     (Name and Address of Agent for Service)

                                   Copies to:
                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                             WASHINGTON, D.C. 20005

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Snoqualmie Asset Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Snoqualmie Asset Fund, Inc. (the Fund) including the schedule of investments as of December 31, 2000, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period from August 31, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, through physical inspection and by correspondence with the custodians and loan servicers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Snoqualmie Asset Fund, Inc. at December 31, 2000, the results of its operations, changes in net assets, cash flows and financial highlights for the period from August 31, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Seattle, Washington
March 1, 2001

SNOQUALMIE ASSET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (in thousands except for share amounts) DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
      Investments, at fair value (cost $10,373,667)                               $10,606,448
      Cash and cash equivalents                                                     1,249,740
      Interest receivable                                                             111,182
      Due from affiliate (Note 3)                                                     107,408
      Real estate sale proceeds receivable                                              2,481
      Other assets                                                                        278
                                                                                  -----------

                        Total assets                                               12,077,537

LIABILITIES:
      Dividend payable                                                                 14,718
      Due to affiliates (Note 3)                                                        7,330
      Other liabilities                                                                    72
                                                                                  -----------

                        Total liabilities                                              22,120
                                                                                  -----------
NET ASSETS                                                                        $12,055,417
                                                                                  ===========

NET ASSETS CONSIST OF:
      Capital paid on shares of capital stock (par $.001)                         $11,822,717
      Accumulated realized loss                                                           (81)
      Undistributed net investment income                                                  --
      Unrealized appreciation on investments                                          232,781
                                                                                  -----------

NET ASSETS (equivalent to $101.39 per share based on 118,899,760
      shares of capital stock outstanding, 200,000,000 shares authorized)         $12,055,417
                                                                                  ===========

See notes to financial statements

SNOQUALMIE ASSET FUND, INC.
STATEMENT OF OPERATIONS (in thousands)
PERIOD FROM AUGUST 31, 2000 (commencement of operations) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest income                                                             $ 281,310
      Other income                                                                    6,602
                                                                                  ---------

                        Total income                                                287,912

EXPENSES:
      Loan servicing fee (Note 3)                                                     3,921
      Loan acquisition expense                                                          883
      Real estate asset operating expenses                                              146
      Professional fees                                                                 112
      Accounting fees (Note 3)                                                           80
      Directors fees                                                                     14
      Other expense                                                                      15
                                                                                  ---------

                        Total expenses                                                5,171
                                                                                  ---------

NET INVESTMENT INCOME                                                               282,741

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
      Net realized loss from investments                                                (81)

      Net increase in unrealized
            appreciation on investments                                             232,781
                                                                                  ---------

                        Net realized and unrealized gain from investments           232,700
                                                                                  ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $ 515,441
                                                                                  =========

See notes to financial statements.

SNOQUALMIE ASSET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (in thousands except share amounts)
PERIOD FROM AUGUST 31, 2000 (commencement of operations) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

OPERATIONS:
      Net investment income                                                  $    282,741
      Net realized and unrealized gains from investment transactions              232,700
                                                                             ------------

      Net increase in net assets resulting from operations                        515,441

DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions of net investment income                                     (282,741)
      Distributions in excess of net investment income                            (64,459)
      Tax return of capital                                                        (2,800)
                                                                             ------------

      Total distributions to shareholders                                        (350,000)

CAPITAL TRANSACTIONS:
      Proceeds from shares issued                                              11,889,976
      Cost of shares redeemed                                                          (1)
                                                                             ------------

      Net increase in net assets from capital transactions                     11,889,975
                                                                             ------------

      Total increase in net assets                                             12,055,416

NET ASSETS:
      Beginning of period                                                               1
                                                                             ------------

      End of period                                                          $ 12,055,417
                                                                             ============

SHARE TRANSACTIONS:
      Issued                                                                  118,899,770
      Redeemed                                                                        (10)
                                                                             ------------

      Change in share transactions                                            118,899,760
                                                                             ============

See notes to financial statements.

SNOQUALMIE ASSET FUND, INC.
STATEMENT OF CASH FLOWS (in thousands)
PERIOD FROM AUGUST 31, 2000 (commencement of operations) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
      Net increase in net assets from operations         $   515,441
      Purchase of investements                            (1,287,872)
      Paydowns on investments (loans)                        718,740
      Paydowns on investments (securities)                       744
      Unrealized appreciation on investments                (232,781)
      Realized loss on sale of investments                        81
      Increase in interest receivable                        (19,037)
      Increase in due from affiliate                         (31,975)
      Increase in other assets                                (2,550)
      Increase in due to affiliates                           15,601
      Decrease  in other liabilities                            (659)
                                                         -----------

      Net cash used in operating activities              $  (324,267)

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares issued                          1,909,289
      Payment for retired shares                                  (1)
      Payment of cash dividends                             (335,282)
                                                         -----------

      Net cash provided by financing activities            1,574,006
                                                         -----------

NET INCREASE IN CASH                                       1,249,739

CASH:
      Beginning of period                                          1
                                                         -----------

      End of period                                      $ 1,249,740
                                                         ===========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Noncash financing activities not included herein consist of $9.98 billion in investments contributed from Marion Holdings, Inc. in exchange for issued shares.

See notes to financial statements.

SNOQUALMIE ASSET FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD FROM AUGUST 31, 2000 (commencement of operations) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

Per share operating performance (for a share of capital stock outstanding throughout the period):

      Net asset value, beginning of period                                    100.00

      Income from investment operations:
            Net investment income                                               2.37
            Net realized and unrealized gains from investments                  1.96
                                                                             -------

                        Total from investment activities                        4.33

      Distributions:
            Net investment income                                              (2.92)
            Tax return of capital                                              (0.02)
                                                                             -------

                        Total distributions                                    (2.94)
                                                                             -------

      Net asset value, end of period                                          101.39
                                                                             =======

      Total return                                                              4.33%(1)

Ratios/Supplemental data:
      Net assets, end of period (in 000s)                                    12,055,417

      Ratio of expenses to average net assets                                   1.34%(2)

      Ratio of net investment income to average net assets                      7.35%(2)

      Portfolio turnover                                                        0.02%(1)

(1) for the period August 31, 2000 (commencement of operations) through December 31, 2000 and not annualized

(2) annualized

See notes to financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

MARION STREET, INC. -- MORTGAGE BACKED SECURITIES
(in 000s)

                                                                                               As a % of
                        Security                                   Cost           Fair Value   Net Assets
--------------------------------------------------------------------------------------------------------
FHLMC Corporation PC Group No. 785533                              3,035             3,351        0.03%
FHLMC Corporation PC Group No. 608987                              3,332             3,102        0.03%
FNMA Pass Through Certificate Pool No. 35867                       1,662             1,693        0.01%
          Total Mortgage Backed Securities                         8,029             8,146        0.07%




                     See notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

WM SPECIALTY MORTGAGE LLC -- PRIME LOANS SERVICED BY OTHERS
(in 000s)

                                                                                         Average
                                                                           Weighted     Remaining
                                                             Number of     Average         Term        (2)     (1)       As a % of
Pool (by Servicer)                                             Loans     Interest Rate  (in months)   Cost  Fair Value   Net Assets
------------------                                             -----     -------------  -----------   ----  ----------   ----------
First Union Mortgage Corp. -- 152                                 1            9.13%        174.00                 69      0.00%
GMAC Mortgage Corp. -- 153                                        2           11.82%        178.47                 39      0.00%
Atlantic Mortgage -- 154                                          7            7.67%        155.53                447      0.00%
Matrix Capital Bank -- 155                                        8            9.25%        165.35                387      0.00%
Midland Mortgage Co. -- 157/158/159                               8            8.16%        159.58                413      0.00%
Bank of America Mortgage -- Louisville -- 160/161                 2            7.71%        165.50                359      0.00%
North American Mortgage Co. -- 162                                2            8.13%        169.10                 65      0.00%
Republic Bank -- 163/164                                         15            7.88%        163.21                783      0.01%
U.S. Mortgage Co. -- 165/166                                     11            7.77%        119.26                309      0.00%
Wilshire Credit Corp. -- 167                                      1            8.87%        197.00                200      0.00%
Bank of America FSB -- 169                                        1            8.50%        169.00                 96      0.00%
Alliance Mortgage Co. -- 170                                     49            7.86%        172.68             18,493      0.15%
Fidelity Federal Bank -- 176/177                                 10            7.79%        155.72              1,341      0.01%
GMAC Commercial Mortgage -- 178                                   1            8.50%         21.00                391      0.00%
SAMCO -- 181                                                    314            7.69%        233.87             12,542      0.10%
SAMCO -- 182                                                    350            7.62%        225.71             11,402      0.09%
SAMCO -- 183                                                     13            7.56%        344.57              1,980      0.02%
FHDC -- Outrigger Village -- 189                                  1            9.50%         83.00                162      0.00%
First Nationwide Mortgage Co. -- 66614                            8            9.91%         88.64                 30      0.00%
PNC Mortgage Co. -- 66616                                         5            7.50%         96.40                147      0.00%
Homeside Lending -- 92033/92034                               2,024            7.31%        305.40            390,551      3.24%
Cendant Mortgage -- 92035                                       226            6.81%        330.21             62,921      0.52%
GE Capital Mortgage Services -- 92036                           379            6.95%        326.31            132,523      1.10%
Wells Fargo -- 92037                                            137            7.08%        327.31             46,927      0.39%
First Union Mortgage Corp. -- 92038/92039/92040               1,048            6.97%        315.65            363,655      3.02%
Cendant Mortgage -- 92041                                       191            7.13%        331.18             51,641      0.43%
Cendant Mortgage -- 92042                                       233            6.73%        331.42             96,241      0.80%
Wells Fargo -- 92043                                            160            6.88%        332.70             61,080      0.51%
Residential Funding Corp. -- 92044                              216            6.96%        327.51             63,075      0.52%
Cendant Mortgage -- 92045                                       681            6.89%        332.41            158,259      1.31%
Alliance Mortgage Co. -- 92047                                3,603            8.28%        196.29            195,179      1.62%
First Union Mortgage Corp. -- 92048                              88            6.76%        331.44             29,723      0.25%
Cendant Mortgage -- 92050                                       118            6.86%        333.61             28,160      0.23%
Cendant Mortgage -- 92051                                        73            7.38%        329.95             14,231      0.12%
PNC Mortgage Co. -- 92052                                       255            8.60%        231.41             57,082      0.47%
First Republic -- 92053                                          65            7.17%        322.17             39,838      0.33%
Countrywide -- 92054                                            108            7.26%        286.77             20,187      0.17%
Cendant Mortgage -- 92059                                       327             7.2%        335.79             90,161      0.75%
GMAC Mortgage -- 92061                                          185            7.17%        320.47             52,546      0.44%
Alliance Mortgage Co. -- 92062                                2,094              *          185.24            162,738      1.35%
Union Planters National Bank -- 92063                         3,312            8.42%        241.47            203,032      1.68%
First Union Mortgage Corp. -- 92067                             242            6.52%        339.87             78,623      0.65%
Cendant Mortgage -- 92069                                       486            7.32%        337.93            129,620      1.08%
Cendant Mortgage -- 92070                                       423            7.16%        340.31            116,948      0.97%
Charter One Mortgage Corp. -- 97001/97002                         9            9.14%        160.02                 38      0.00%
Matrix Financial Services Corp.
  -- 97003/97004/97005/97007                                      8            8.52%        111.79                145      0.00%
Homeside Lending -- 97009                                         1              *           99.00                 22      0.00%
Bay View Federal Bank -- 97015                                   39            7.67%        147.56             16,363      0.14%
Wendover Funding, Inc. -- 97017                                  40            8.07%        223.31              5,926      0.05%
California Mortgage Service -- 97019/97020                        3            7.40%        216.05                201      0.00%
Cenlar Federal Savings Bank -- 97022/97023/97024                  9              *          132.19                102      0.00%
Chase Manhattan Mortgage -- 97026                                 1            9.81%        326.00                 95      0.00%
Citicorp Mortgage, Inc. -- 97028/97029                            2            9.06%         85.00                 45      0.00%
Colonial Savings -- 97032                                         1            9.00%        205.00                 63      0.00%
Community Investment Corp. -- 97033                               2           12.50%        149.00                  2      0.00%
PNC Mortgage Co. -- 97037/97038                                   3            8.61%        326.00                790      0.01%
Primewest Mortgage Corp. -- 97039                                 4            8.39%         75.89                 43      0.00%
North American Mortgage Co. -- 97041/97042/97043                269            7.98%        113.53             46,232      0.38%
Equitable R/E Investment Management -- 97044                      1            9.25%         52.00                355      0.00%
Family Savings Bank -- 97045                                     52           10.38%        122.92                881      0.01%
Federal Home Loan Bank New York -- 97046/97047                    2            8.33%         39.00                129      0.00%
Fidelity Federal Bank -- 97048                                   46            7.70%        201.11             19,280      0.16%
Source One Mortgage Service Corp.
  -- 97052/97053/97054/97055                                      4            7.84%        204.50                652      0.01%
First Federal Bank -- 97056                                       2           12.64%        106.39                 81      0.00%
Norwest Mortgage, Inc. -- 97059/97060                            15            8.84%        189.23                150      0.00%
FNMA -- 97061                                                     2            9.79%        118.00              2,001      0.02%
Bank of America Mortgage -- Louisville
  -- 97064/97066/97067/97069/97070                               20            8.71%         58.91                156      0.00%
Bank of America -- Buffalo -- 97072                               1            8.25%        168.00                 80      0.00%
FINOVA -- 97079                                                  11            8.32%        119.90                250      0.00%
Market Street Mortgage -- 97080                                   3            7.29%        123.58                 93      0.00%
First Nationwide Mortgage -- 97081                                5            8.90%        155.25                204      0.00%
First Nationwide Mortgage -- 97085                               57            7.62%        205.69              3,533      0.03%
Alliance Mortgage Co. -- 97086                                   65            8.81%        187.86              4,374      0.04%
First Nationwide Mortgage -- 97092                                1            7.00%        204.00              2,670      0.02%

(1) All investments are valued under procedures established by the Board of Directors.

(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.

 *  Not available at a pool level.



                     See notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

WM SPECIALTY MORTGAGE LLC - PRIME LOANS SERVICED BY OTHERS
(in 000s)

                                                                                         Average
                                                                           Weighted     Remaining
                                                             Number of     Average         Term        (2)     (1)       As a % of
Pool (by Servicer)                                             Loans     Interest Rate  (in months)   Cost  Fair Value   Net Assets
------------------                                             -----     -------------  -----------   ----  ----------   ----------
MGIC Mortgage Corp. - 97099                                       2            8.00%        28.16                  10      0.00%
Dovenmuehl Mortgage - 97101                                       1            8.00%        19.00                   2      0.00%
Matrix Capital Bank - 97102/97103                                16            7.63%        37.21                 335      0.00%
Chase Mortgage - 97107                                            3            8.66%        57.31                  15      0.00%
Midland Mortgage Co. - 97111                                      1            6.95%       162.00                 607      0.01%
U.S. Mortgage Co. - 97112                                         2            9.14%        26.44                   8      0.00%
Pomona First Federal - 97122                                      1            5.76%       326.00                  18      0.00%
SAMCO - 97124                                                   333            7.84%       235.21              22,669      0.19%
SAMCO - 97125                                                   317            7.42%       233.48              13,721      0.11%
Bank of America - Richmond - 97126/97130/97132                    3            8.86%        26.00                  16      0.00%
Atlantic Mortgage - 97136/97138                                   9            8.29%       133.08                 550      0.00%
GE Capital Mortgage Services - 97144                              1            7.16%       326.00                 114      0.00%
Bank of America FSB - 97146                                       2           11.08%        74.00                  84      0.00%
Bank of America FSB - 97148                                       1            8.63%       177.00                  37      0.00%
Bank United of Texas FSB - 97152                                  4            9.08%        53.07                   7      0.00%
Liberty Lending Services - 97154                                  2            8.27%       146.95                 232      0.00%
U.S. Small Business Administration - 97159                        1           12.00%        26.00                   2      0.00%
National City Mortgage - 97163                                   17            7.78%        50.24                  80      0.00%
Legg Mason - 97164                                                1            7.00%       191.00                 590      0.00%
Mercantile Bank - 97165                                          22            8.92%        71.06                 275      0.00%
FMJ-NJ Mortgage Corp. - 97166                                     1            9.00%        40.00                  19      0.00%
Residential Funding Corp. - 97170                                 3            6.95%       259.89               7,713      0.06%
Beal Bank SSB - 97171/97172                                       2            9.20%       187.50                  85      0.00%
Aegis Mortgage - 97174/97175                                     11            8.93%        86.04                 216      0.00%
Aegis Mortgage - 97176                                           25            8.76%        95.96                 236      0.00%
Alliance Mortgage Co. - 97180                                     1            8.99%       326.00                 251      0.00%
Reilly Mortgage Corp. - 97181/97182                               6            8.19%       225.96               4,302      0.04%
Mortgage Asset Management - 97184                                 1            8.02%       326.00                   3      0.00%
Intercity Capital - 97187                                         1            9.60%       326.00                 104      0.00%
Keycorp R/E Capital Market - 97188                                1            9.75%       326.00                 670      0.01%
Tracy Federal Bank - 97189                                        1            7.14%       326.00                 203      0.00%
First National Anchorage - 97191                                  1            9.13%       326.00                  16      0.00%
Litton Mortgage - 97192                                           1            8.73%       326.00                  16      0.00%
Republic Bank - 97193                                             4            8.00%        51.18                  31      0.00%
First Savings Bank - 97196                                        1            8.10%       326.00                 358      0.00%
Affinity - 97197                                                  1            7.88%       326.00                  57      0.00%
Wilshire Financial - 97198                                        1            8.01%       326.00                 139      0.00%
Inglewood - 97200                                                 1            8.82%       326.00                   8      0.00%
Cenlar Federal Savings Bank - 97202/97203                         4              *          51.68                  50      0.00%
Matrix Capital Bank - 97205                                       1            7.99%       326.00                  82      0.00%
Washington Mortgage Corporation - 97206                           2           10.00%        91.86                   6      0.00%
Cenlar Federal Savings Bank - 92046A/92046B                     948              *         203.87              62,876      0.52%
Homeside Lending - 92055A/92055B/92055C                          71            6.76%       335.35              27,362      0.23%
Residential Funding Corp. - 92055D                              204            7.00%       327.61              60,706      0.50%
Cenlar Federal Savings Bank - 92056A/92056B/92056C              896              *         206.52             120,626      1.00%
Bank of America FSB - 92060A/92060B/92060C                      570            7.55%       313.77             194,806      1.62%
Bank of America FSB - 92066A/92066B/92066C/92066D               716            8.94%       290.10             221,744      1.84%
Countrywide - 92068A/92068B/92068C/98068D                        55            6.95%       342.22              20,148      0.17%
First Nationwide Mortgage - Z97096                                1           12.25%       326.00                   1      0.00%
          Total Prime Loans Serviced by
            Others-WM Specialty Mortgage LLC                                                      3,439,581 3,561,788     29.55%

(1) All Investments are valued under procedures established by the Board of Directors.

(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.





                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

WM SPECIALTY MORTGAGE LLC - SUBPRIME LOANS SERVICED BY OTHERS
(In 000s)

                                                                    Weighted     Average
                                                      Number of     Average     Remaining Term                 (1)       As a % of
Pool (by Servicer)                                     Loans      Interest Rate  (Months)       Cost       Fair Value    Net Assets
------------------                                     -----      -------------  --------       ----       ----------    ----------
Advanta - BC011                                          491          10.62%       22.80        56,779         58,057      0.48%
Advanta -  BC019A                                        209          10.77%       22.80        23,703         24,236      0.20%
Advanta - BC019B                                          42          10.72%       22.80         5,854          5,986      0.05%
Advanta - BC010                                          747          10.11%       22.80        88,402         90,093      0.75%
Advanta - BC012                                          863          10.18%       22.80       110,117        111,681      0.93%
Advanta - BC015                                         1419          10.38%       22.80       179,197        181,743      1.51%
Ameriquest - BC005A                                     2272           9.47%       20.40       195,634        199,597      1.66%
Ameriquest - BC005B                                     1521           9.65%       20.40       122,367        124,845      1.04%
Ameriquest - BC005C                                     2952          10.00%       20.40       239,264        244,110      2.02%
Ameriquest - BC005D                                     2791           9.73%       20.40       244,507        249,460      2.07%
Ameriquest - BC005E                                      609           9.81%       20.40        48,679         49,665      0.41%
Ameriquest - BC005F                                      268          10.03%       20.40        31,891         32,537      0.27%
Ameriquest - BC023A                                      533          10.63%       24.00        53,628         54,463      0.45%
Ameriquest - BC024                                      2199          10.33%       24.00       244,800        248,610      2.06%
Ameriquest - BC023B                                       40          10.78%       24.00         4,421          4,490      0.04%
Ameriquest - BC027A                                     1077          10.50%       24.00       120,469        122,344      1.01%
Ameriquest - BC027B                                     1454          10.32%       24.00       174,198        174,882      1.45%
Ameriquest - BC029A                                      860          10.34%       24.00       101,247        101,331      0.84%
Ameriquest - BC029B                                     1421          10.28%       24.00       179,432        179,958      1.49%
Ameriquest - BC030A                                      264          10.59%       24.00        33,403         33,580      0.28%
Ameriquest - BC030B                                     1093          10.07%       24.00       165,553        165,596      1.37%
Ameriquest - BC033                                       179          10.49%       25.20        25,868         25,896      0.21%
Countrywide Home Loans - BC007A                         1322           9.49%       20.40       147,158        148,425      1.23%
Countrywide Home Loans - BC007B                          488           9.44%       21.60        55,983         56,465      0.47%
Countrywide Home Loans - BC002B                          384           9.16%       21.00        37,213         37,747      0.31%
Countrywide Home Loans - BC002C                          477           9.36%       21.00        35,132         35,636      0.30%
Countrywide Home Loans - BC002D                          416           9.61%       21.00        34,709         35,207      0.29%
Countrywide Home Loans - BC002E                          421           9.83%       21.00        35,578         36,089      0.30%
Countrywide Home Loans - BC002F                          429          10.08%       21.00        33,857         34,343      0.28%
Countrywide Home Loans - BC002G                          419          10.04%       21.00        34,792         35,291      0.29%
Countrywide Home Loans - BC013                          1659          10.02%       21.00       176,341        178,732      1.48%
Countrywide Home Loans - BC016                          2273          10.18%       22.80       272,535        277,749      2.30%
Countrywide Home Loans - BC017                           798          10.18%       22.80        93,166         94,949      0.79%
Fremont - BC020                                         1116          10.20%       22.80       134,712        137,289      1.14%
Fremont - BC025                                         1411          10.46%       22.80       160,998        164,079      1.36%
Fremont - BC026                                          791          10.42%       22.80       103,470        103,872      0.86%
Fremont - BC028                                          694          10.41%       22.80        89,936         90,238      0.75%
Fremont - BC031                                          948          10.48%       22.80       114,751        114,772      0.95%
Fremont - BC032                                          906          10.41%       22.80       113,541        113,582      0.94%
Fremont - BC034                                          759           9.74%       22.80       124,961        125,006      1.04%
Option One - BC009                                      1333          10.25%       19.20       117,536        119,169      0.99%
Option One - BC022A                                     1139          10.75%       20.40        93,104         94,398      0.78%
Option One - BC022B                                      241          10.98%       22.80        16,934         17,169      0.14%
Wells Fargo Home Mortgage - BC008A                      2850          10.22%       21.00       288,236        295,123      2.45%
Wells Fargo Home Mortgage - BC008B                      1740          10.30%       21.60       169,755        173,256      1.44%
Wells Fargo Home Mortgage - BC014A                      1996          10.41%       21.60       205,887        210,133      1.74%
Wells Fargo Home Mortgage - BC014B                       517          10.51%       21.60        49,343         50,361      0.42%
Wells Fargo Home Mortgage - BC018                        892          10.82%       21.60        89,935         91,790      0.76%
     Total Subprime Loans serviced by others                                                5,278,974      5,354,029      44.41%

(1) All investments are valued under procedures established by the Board of Directors.





                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

 WM SPECIALTY MORTGAGE LLC - LOANS NOT SERVICED BY OTHERS
 (In 000s)

                                                             Range of       Range of
                                               Number of     Interest       Maturity                   (1)          As a % of
Pool                                             Loans         Rates       (in months)      Cost     Fair Value     Net Assets
----                                             -----         -----       -----------      ----     ----------     ----------
Fixed Amortizing - Fixed Index                       14           9.066%      282           1,021        1,073          0.01%
Floating Amortizing - Various Index                  32     7.885-8.625%      343-364       8,483        8,655          0.07%
Floating Negative Amortization - Various Index      942     8.632-8.743%      356-368     305,990      312,287          2.59%
Fixed Principle/Floating Rate - Treas 1Y              2           7.626%      349             547          510          0.00%
     Total Loans not serviced by others
                                                                                          316,041      322,525          2.68%

(1) All investments are valued under procedures established by the Board of Directors.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

MARION STREET, INC. - COMMERCIAL LOANS
(In 000s)

                                                       Range of              Range of
                                         Number of     Interest              Maturity                      (1)           As a % of
Pool                                      Loans          Rates              (in months)      Cost       Fair Value       Net Assets
----                                      -----          -----              -----------      ----       ----------       ----------
Fixed Amortizing - Fixed                        3             8.883%               126        1,120          1,205            0.01%
Floating Amortizing - COFI                     15       7.737-8.375%              2-53        7,183          7,409            0.06%
Floating Amortizing - MTA                      18             8.935%                92        4,066          4,230            0.04%
Floating Amortizing - Treas 1Y                  9             8.817%                76        3,336          3,442            0.03%
Floating Amortizing - Treas 5y                  4       7.291-7.382%            98-152        2,652          2,657            0.02%
Floating Negative Amortization - COFI         564       7.789-8.186%            77-146      517,423        528,893            4.39%
Floating Negative Amortization - LAMA           1             9.128%                77          642            668            0.01%
Floating Negative Amortization - MTA           76             7.752%               309       75,338         74,156            0.62%
Floating Negative Amortization - Treas 1Y       3       8.669-8.750%           117-235        2,285          2,336            0.02%
Fixed Amortizing - Fixed                        5             8.716%               114        3,758          4,056            0.03%
Floating Amortizing - COFI                     44       7.154-8.832%             2-163       36,295         37,443            0.31%
Floating Amortizing - MTA                       3             9.743%                29        1,792          1,909            0.02%
Floating Amortizing - Prime                     5             8.992%                54          710            757            0.01%
Floating Amortizing - Treas 1Y                  4             8.605%               104        6,391          6,604            0.05%
Floating Amortizing - Treas 5Y                  4       6.947-9.730%              8-93        3,241          3,235            0.03%
Floating Amortizing - Treas 6M                  4       8.731-8.875%            18-107        3,275          3,432            0.03%
Floating Amortizing - Treas 10Y                 5     10.247-10.630%              9-11        3,525          3,731            0.03%
Floating Negative Amortization - COFI         662       7.898-8.442%            11-173      511,182        524,692            4.35%
Floating Negative Amortization - MTA           18      8.714-10.083%            26-128       18,276         18,794            0.16%
Floating Negative Amortization - Treas 1Y       3      7.710-10.250%            20-140        3,311          3,390            0.03%
Fixed Amortizing - Fixed                      348             9.005%                69      104,439        106,396            0.88%
     Total Commercial loans
                                                                                          1,310,241      1,339,435            11.11%

(1) All investments are valued under procedures established by the Board of Directors.





                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

WM SPECIALTY MORTGAGE LLC - CRA Prime LOANS SERVICED BY OTHERS
(in 000s)

                                                                               Range of
                                            Number of    Range of              Maturity                  (2)      (1)     As a % of
Servicer                                     Loans     Interest Rates            Dates              *   Cost   Fair Value Net Assets
--------                                     -----     --------------            -----              -   ----   ---------------------
First Housing                                   1                7.25%                   07/01/30                    193    0.00%
Community Finance Consortium                    3       6.25% to 7.50%   12/05/2000 to 04/01/2002                    270    0.00%
C.A.S.A                                         5                7.25%   12/24/1999 to 12/01/2028                    115    0.00%
Bank of America - CCRC                         12       7.68% to 8.53%   10/01/2009 to 11/01/2030                  1,136    0.01%
Bank of America                                 1               10.00%             Not Applicable   *              1,208    0.01%
First Housing                                   3       8.00% to 8.25%             Not Applicable   *              1,004    0.01%
     TOTAL CRA Loans Serviced by others                                                                 3,897      3,926    0.03%


* Loans on construction not yet completed do not have maturity dates as of 12/31/2000.

(1) All investments are valued under procedures established by the Board of Directors.

(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

WM SPECIALTY MORTGAGE LLC. REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
-----------------                      ----       ----------       ----------
                      PRIME                                          0.00%
Columbia, IN                             50             48           0.00%
Indianapolis, IN                         69             42           0.00%
La Center, WA                           251            251           0.00%
Huntington, CA                          227            227           0.00%
Oswego, KS                               21              6           0.00%
Arlington, VA                            37             34           0.00%
Cleveland, OH                            49             49           0.00%
Limerick Township, PA                    69             73           0.00%
Maynardville, TN                         55             55           0.00%
Sparta, MO                               59             62           0.00%
Mt. Vernon, MO                           39             33           0.00%
Mt. Vernon, MO                           83             84           0.00%
Fresno, CA                                2              2           0.00%
Bakersfield, CA                          30             47           0.00%
      Total PRIME Real Estate owned   1,040          1,014           0.00%

                    SUBPRIME
Nevado, MO                               13             13           0.00%
Village of, MI                           84             84           0.00%
Newburgh, IN                            137            124           0.00%
Roanoke Rapids, NC                       62             62           0.00%
Memphis, TN                              36             36           0.00%
Westport, CT                            140            140           0.00%
Rockford, MI                            114            105           0.00%
Van Buren, AR                            60             64           0.00%
Baltimore, MD                             7              7           0.00%
Mt. Clemens, MI                          70             70           0.00%
Parkers Pra, MN                          38             47           0.00%
Pine City, MN                            92             92           0.00%
West Union, MN                           22             22           0.00%
South Bend, IN                           15             15           0.00%
Benton Harbor, MI                        15             15           0.00%
Durham, NC                               34             34           0.00%
Bloomington, IN                          59             60           0.00%
Ironton, MO                              20             12           0.00%
White Cloud, MI                          28             23           0.00%
Memphis, TN                               8              8           0.00%

(1) All investments are valued under procedures established by the Board of Directors.



                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
--------------------                   ----       ----------       ----------

Rosebush, MI                             21             22           0.00%
High Point, NC                           64             64           0.00%
Winfield, MO                             56             56           0.00%
Metairie, LA                            106            106           0.00%
Clinton, MS                              82             82           0.00%
Detroit, MI                              57             57           0.00%
New Castle, IN                           53             58           0.00%
Medaryville, IN                          20             22           0.00%
Niagara Falls, NY                        16             14           0.00%
Pueblo, CO                               60             60           0.00%
Lansing, MI                              34             34           0.00%
Chicago, IL                              21             21           0.00%
Bixby, OK                                69             69           0.00%
St. Louis, MO                            22             23           0.00%
St. Louis, MO                            42             42           0.00%
South Bend, IN                           34             34           0.00%
Lovington, NM                            26             26           0.00%
Little Falls, MN                         38             38           0.00%
Park Hills, MO                           19             19           0.00%
Marshall, MI                             91             91           0.00%
Algnac, MI                               87             87           0.00%
Davenport, OK                            10             10           0.00%
South Haven, MN                         120            120           0.00%
Auburn, CA                              152            152           0.00%
Canton, OH                               32             33           0.00%
St. Paul, MN                             44             44           0.00%
Merced, CA                               68             68           0.00%
Benson, NC                               82            102           0.00%
Baltimore, MD                            26              9           0.00%
Birch Run, MI                           116            116           0.00%
Fort Wayne, IN                           28             33           0.00%
Heber, UT                               108            108           0.00%
Orlando, FL                              48             48           0.00%
Fairmont, WV                             18             26           0.00%
Waiannae, HI                             92             92           0.00%
Cheyenne, WY                             75             75           0.00%
Oklahoma City, OK                        38             38           0.00%
Pontiac, MI                              41             41           0.00%
Ada, OK                                  16             16           0.00%
Salem, IN                                30             30           0.00%

(1) All investments are valued under procedures established by the Board of Directors.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
--------------------                   ----       ----------       ----------
Baltimore, MD                            34             34           0.00%
Marshall, WI                             64             46           0.00%
Ocala, FL                                49             49           0.00%
Rheemstown, PA                           82             50           0.00%
Lincolnwood, IL                         249            238           0.00%
Cloquet, MN                              64             64           0.00%
Trussville, AL                           53             53           0.00%
Flint, MI                                24             24           0.00%
Cambridge, MN                           103            103           0.00%
Dunellon, FL                             23             28           0.00%
Detroit, MI                              13             14           0.00%
Noel, MO                                 22             22           0.00%
Rockville, MD                            52             52           0.00%
Hutchinson, MN                           58             32           0.00%
Glen Burne, MD                           94            100           0.00%
Mays Landing, NJ                        101            124           0.00%
Los Angeles, CA                         185            185           0.00%
Elk City, OK                             18              7           0.00%
Dearborn, MI                             58             58           0.00%
Zion, IL                                 84             84           0.00%
Salem, OH                                52             52           0.00%
Huntsville, AL                           58             27           0.00%
Arab, AL                                 47             47           0.00%
Detroit, MI                              43             43           0.00%
Kileen, TX                               59             59           0.00%
Lawton, OK                               52             59           0.00%
Texline, TX                               7              7           0.00%
Green, IA                                24             24           0.00%
Detroit, MI                              34             34           0.00%
Dunellon, FL                             40             22           0.00%
Easton, PA                               36             36           0.00%
Ogden, UT                                50             50           0.00%
St. Paul, MN                             81             81           0.00%
Sweet Home, OR                           96            105           0.00%
Baltimore, MD                            34             39           0.00%
Salt Lake City, UT                      133            132           0.00%
Federal Way, WA                         101            101           0.00%
Cheyenne, WY                             73             73           0.00%
Rockford, IL                             46             46           0.00%
Knoxville, TN                            37             37           0.00%

(1) All investments are valued under procedures established by the Board of Directors.





                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
--------------------                   ----       ----------       ----------
Grantsville, UT                          69             88           0.00%
Birmingham, AL                           34             41           0.00%
Detroit, MI                              55             53           0.00%
Milwaukee, WI                            34             39           0.00%
Coatesville, PA                          27             27           0.00%
Canton, OH                               80             78           0.00%
Rockford, IL                             30             30           0.00%
Detroit, MI                              35             35           0.00%
White Bear Township, MN                  97             97           0.00%
Orangeville, UT                          37             39           0.00%
Tooele, UT                              114            110           0.00%
Toledo, OH                               12             15           0.00%
Pt. St. Lucie, FL                        49             51           0.00%
Detroit, MI                              43             43           0.00%
Chattanooga, TN                          61             61           0.00%
Bakersfield, CA                          37             37           0.00%
Eustace, TX                              19             21           0.00%
Fort Wayne, IN                           40             29           0.00%
Chicago, IL                             101             50           0.00%
Anacortes, WA                           100            100           0.00%
Rahway, NJ                               44             73           0.00%
Battle Creek, MI                         39             39           0.00%
Iselin, NJ                               99             99           0.00%
Richmond, MO                             33             41           0.00%
Flint, MI                                20             20           0.00%
Peru, IN                                 13             18           0.00%
Cheyenne, WY                             30             30           0.00%
Philmont, NY                             55             55           0.00%
Scottsboro, AL                           27             27           0.00%
Phoenix, AZ                              77             81           0.00%
Birmingham, AL                           21             48           0.00%
Spokane, WA                              55             55           0.00%
Lakeworth, FL                            42             42           0.00%
Chattanooga, TN                          12             12           0.00%
Toledo, OH                               58             58           0.00%
Louisville, KY                           96             92           0.00%
Detroit, MI                              60             60           0.00%
Detroit, MI                              90            137           0.00%
Village of Jones, MI                     30             37           0.00%
Flint, MI                                17             17           0.00%

(1) All investments are valued under procedures established by the Board of Directors.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
--------------------                   ----       ----------       ----------
Webster City, IA                         64             64           0.00%
Youngstown, OH                           24             27           0.00%
Goshen, NH                               72             48           0.00%
Clinton, LA                              24             24           0.00%
Redford Township, MI                     84             84           0.00%
Buffalo, NY                              44             44           0.00%
Edgewater, MD                           115            115           0.00%
Amsterdam, NY                            34             34           0.00%
Springfield, MA                          47             47           0.00%
Albert Lea, MN                           26             25           0.00%
Lynn, MA                                101            101           0.00%
Minneapolis, MN                         167            167           0.00%
Greensburg, PA                           64             64           0.00%
Birmingham, AL                           52             62           0.00%
York, SC                                 67             69           0.00%
Gainseville, FL                          48             48           0.00%
Stanhope, NJ                            120            120           0.00%
Pittsfield, MA                           48             48           0.00%
Bakersfield, CA                          34             42           0.00%
Mesa, AZ                                 60             58           0.00%
Greenville, SC                           54             48           0.00%
Fall River, WI                          126            126           0.00%
Bridge City, LA                          29             29           0.00%
Minneapolis, MN                          64             64           0.00%
Allentown, PA                            25              9           0.00%
Waterford, MI                            50             67           0.00%
Midland, TX                              20             20           0.00%
Michigan City, IN                        61             57           0.00%
Chektowaga, NY                           62             61           0.00%
Colorado Spring, CO                      81             81           0.00%
Lake Station, IN                         60             48           0.00%
Jensen Beach, FL                         82             83           0.00%
Health, MA                               47             41           0.00%
Linden, MI                               60             60           0.00%
Minneapolis, MN                          72             72           0.00%
South Bend, IN                           23             24           0.00%
Warwick, RI                              59             49           0.00%
Canton Township, MI                      76            105           0.00%
Clinton, UT                              75             68           0.00%
Township of Independence, MI            102            102           0.00%

(1) All investments are valued under procedures established by the Board of Directors.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                      (1)          As a % of
Property Location                      Cost       Fair Value       Net Assets
--------------------                   ----       ----------       ----------
Rowe, NM                                128            130           0.00%
Oroville, WA                             54             54           0.00%
Bessemer, AL                             21             18           0.00%
Lake Wales, FL                           40             14           0.00%
Wilmar, MN                               30             16           0.00%
Springfield, OH                          29             29           0.00%
Tawas, MI                                58             58           0.00%
Lantana, FL                              67             67           0.00%
Aurora, CO                              157            157           0.00%
Putnam, CT                               55             55           0.00%
Springfield, MA                          41             41           0.00%
Ft. Lauderdale, FL                      219            219           0.00%
Los Angeles, CA                          98              9           0.00%
Indianapolis, IN                         27             23           0.00%
Youngstown, OH                           25             22           0.00%
Mullan, ID                               21             13           0.00%
Marion, OH                               30             30           0.00%
Elfridge, UT                            384            356           0.00%
Bakersfield, CA                         349            349           0.00%
Martinsville, IN                        147            147           0.00%
Galloway, OH                            101            101           0.00%
Baltimore, MD                             4              4           0.00%
Baltimore, MD                             9              9           0.00%
Baltimore, MD                            64             64           0.00%
Baltimore, MD                            19             19           0.00%
Sand Springs, OK                         57             57           0.00%
Baltimore, MD                             5              5           0.00%
Baltimore, MD                            29             29           0.00%
Salt Lake City, UT                       61             61           0.00%
Overland, MD                             34             34           0.00%
Nigh Point, NC                           33             33           0.00%
Baltimore, MD                             5              5           0.00%
Los Angeles, CA                          66             66           0.00%
Missouri City, TX                       345            345           0.00%
Malvern, AR                              46             46           0.00%
Baltimore, MD                             1              1           0.00%
Gaston, OR                               89             89           0.00%
Highlands Ranch, CO                     405            405           0.00%
Pertersburg, FL                         101            101           0.00%
Tifton, GA                               59             59           0.00%

(1) All investments are valued under procedures established by the Board of Directors.



                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000

REAL ESTATE OWNED
(in 000s)

               All properties listed are residential real estate.

                                                                 (1)          As a % of
Property Location                                 Cost       Fair Value       Net Assets
--------------------                              ----       ----------       ----------
 Astoria, OR                                       106            106           0.00%
 Seymour, TN                                       100            100           0.00%
 Saint Louis, MO                                    29             29           0.00%
 Dunan, SC                                          28             28           0.00%
 Hazel Pack, MI                                     49             24           0.00%
 Atlanta, GA                                        93             93           0.00%
 North Altoon, PA                                   10             10           0.00%
 Worcester, MA                                      81             37           0.00%
 Jackson, MI                                        36             36           0.00%
 San Antonio, TX                                   110            118           0.00%
 Assyria, MI                                        73             73           0.00%
 Baltimore, MD                                       5              5           0.00%
 Detroit, MI                                        30              1           0.00%
 Fort Worth, TX                                     93             68           0.00%
 Tuscon, AZ                                         89             89           0.00%
 Saint Louis, MO                                    16             18           0.00%
 Prescott, AZ                                      133            141           0.00%
 Lacey, WA                                         210            220           0.00%
 Morristown, TN                                     25             29           0.00%
 Danville, VA                                      104            104           0.00%
 Baton Rouge, LA                                    11              9           0.00%
 Granbury, TX                                       56             56           0.00%
 Midway, GA                                         52             52           0.00%
 Muskegon, MI                                       26             26           0.00%
 Detroit, MI                                        53             53           0.00%
 Jacksonville, FL                                   23             23           0.00%
 Kansas City, MO                                    64             64           0.00%
 Manchester, TN                                     48             48           0.00%
 Baltimore, MD                                      30             30           0.00%
 Detroit, MI                                        55             55           0.00%
 Karnack, TX                                        82             82           0.00%
 Harrison Tow, MI                                  137            137           0.00%
 Detroit, MI                                        33             33           0.00%
      Total SUBPRIME Real Estate owned          15,864         15,585           0.13%
            Total Real Estate owned             16,904         16,599

(1) All investments are valued under procedures established by the Board of Directors.




                     see notes to the financial statements.

                           SNOQUALMIE ASSET FUND, INC.
                             Schedule of Investments
                                December 31, 2000


Summary of Investments
                                                                                                             % OF
ITEM                                                                     COST            FAIR VALUE        NET ASSETS
----                                                                     ----            ----------        ----------
Marion Street, Inc. - Mortgage Backed Securities                           8,029              8,146           0.07%
WM Specialty Mortgage LLC - Prime Loans Serviced by Others             3,439,581          3,561,788          29.55%
WM Specialty Mortgage LLC - Subprime Loans Serviced by Others          5,278,974          5,354,029          44.41%
WM Specialty Mortgage LLC - Loans not Serviced by Others                 316,041            322,525           2.68%
Marion Street, Inc. - Commercial Loans                                 1,310,241          1,339,435          11.11%
WM Specialty Mortgage LLC - CRA Prime Loans Serviced by Others             3,897              3,926           0.03%
WM Specialty Mortgage LLC - Real Estate Owned                             16,904             16,599           0.13%
                                                                      ----------         ----------         ------
    TOTAL Investments                                                 10,373,667         10,606,448          87.98%
                                                                      ==========
Excess of Cash and Receivables over Payables                                              1,448,969          12.02%
                                                                                         -----------         -----
    Net Assets                                                                           12,055,417            100%
                                                                                         ===========         =====


SNOQUALMIE ASSET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (in thousands)
PERIOD FROM AUGUST 31, 2000 (commencement of operations) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Snoqualmie Asset Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Fund was incorporated on July 25, 2000. Marion Holdings, Inc., an indirect subsidiary of Washington Mutual Inc., owns substantially all outstanding shares of the Fund.

The investment objective of the Fund is to seek current income consistent with preservation of capital through investments in portfolios of medium to high quality debt securities.

NOTE 2: ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant account policies consistently followed by the Fund in the preparation of its financial statements.

        INVESTMENT VALUATION: Investments are recorded at fair value. Mortgage backed securities are valued at the last reported sales price on the day of valuation. Mortgage backed securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in loans, loans serviced by others and real estate for which market quotes are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors (the Committee). In determining the fair value, the Committee considers factors such as the financial condition of the borrower, the adequacy of the collateral, individual credit risks, historical loss experience and the relationships between current and projected market rates and portfolio rates of interest and maturities. Loans are valued using a combination of an option adjusted cash flow valuation methodology, quoted market prices, internal estimates, and the pricing of similar instruments. Accordingly, judgment is required to develop the estimates of fair value.

        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, are recorded on the ex-dividend date.

        INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: The Fund records investment transactions on trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated life of the investment.

NOTE 3: FEES AND TRANSACTIONS WITH AFFILIATES

Washington Mutual Bank, FA (the FA) acts as servicer for the loans held by the Fund. Services provided by the FA in this capacity include, but are not limited to: maintenance of loan files; collection of all payments due; and enforcement of the terms of the loans, including liquidation of collateral if deemed to be necessary. For these services, the FA receives a fee equal to 0.25% of the outstanding unpaid principal balance of the loans. Such fee is calculated and paid monthly. For the period ended December 31, 2000, the Fund paid a total fee of $3,921,000 in servicing fees to the FA, of which approximately $2.7 million related to assets from Marion Street, Inc. (the "REIT") and approximately $1.2 million related to assets from WM Specialty Mortgage, LLC (the "LLC"), which represents reimbursed costs. Additionally, at December 31, 2000, the Fund has a receivable from the FA of approximately $107,408,000 for loan payments that the FA has collected from borrowers, but has not yet remitted to the Fund.

The FA also serves as fund accountant for the Fund pursuant to a fund accounting agreement. Services provided by the FA in this capacity include, but are not limited to: maintenance of books and records required to be maintained by the Fund; performance of certain accounting services, including the monthly preparation of various financial statements and special reports and performance of special services that may be requested by the Fund. For these services, the FA receives a fee from the Fund in the amount of $20,000 per month plus reasonable out-of-pocket expenses. For the period ended December 31, 2000 fees paid for accounting services approximated $80,000. The Fund currently has a payable to the FA in the amount of $80,000 related to these services.

Washington Mutual Bank (the Bank) serves as custodian for the Fund's portfolio of investments. The Bank also serves as transfer agent and dividend disbursing agent for the Fund. Services provided include, but are not limited to, periodically monitoring the number of shares issued and outstanding and effecting payments of distributions declared by the Board of Directors. For these services, the Fund pays the Bank an annual fee of .02% of the Fund's average daily net assets excluding investments held in the LLC and the REIT. All fees are accrued daily and paid monthly. For the period ended December 31, 2000, there were no fees paid for custodian services, as the Fund held only investments in the LLC and REIT.

The Fund's portfolio managers (Managers) are employees of the FA and the Bank. In this capacity, subject to policies determined by the Board of Directors, the Managers may furnish continuously an investment program for the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board of Directors, the Managers also manage, supervise and conduct the other affairs and business of the Fund and place all orders for the purchase and sale of the Fund's portfolio of investments. The Fund does not pay the Managers any compensation for the services rendered and expenses borne by the Managers.

Officers and certain directors of the Fund are or may be considered affiliated with the FA and the Bank. No such person received any remuneration from the Fund.

On August 25, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for the initial 10 shares of the Fund. On August 31, 2000, Marion Holdings, Inc. contributed $11,889,976,000 in assets to the Fund in exchange for 118,899,760 Fund shares.

NOTE 4: FEDERAL TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and distribute all of its net investment income and net capital gains for its fiscal year. Under existing law, the Fund is not subject to federal income tax on net investment income and capital gains distributed to shareholders. Distributions to shareholders of the Fund's net investment income are taxable as ordinary income to shareholders. Capital gain distributions are taxable as capital gains to shareholders.

The U.S. federal income tax basis of the Fund's investments at December 31, 2000, is $10,608,122,000 and net unrealized depreciation for U.S. federal income tax purposes was $1,673,000 (of which gross unrealized appreciation was $21,066,000 and gross unrealized depreciation was $22,739,000.

NOTE 5: DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2000, a distribution of $2.94 per share was declared. The dividend was paid on December 29, 2000, to shareholders of record on December 28, 2000, of which $14,718,000 was payable at December 31, 2000.

The tax character of distributions paid during the period ended December 31, 2000, was an ordinary income distribution of $347,200,000. The remaining $2,800,000 in distributions paid to the Fund's shareholders during the same period was a return of capital. There were no long-term capital gains during the period ended December 31, 2000.

The fund reclassified $64,459,000 from undistributed net investment income to capital paid on shares of capital stock resulting from a permanent difference between book and tax related to taxable distributions received from the REIT during the period ended December 31, 2000.

NOTE 6: INVESTMENTS

The Fund owns substantially all of the outstanding shares of Marion Street, Inc., (the REIT) a Washington corporation that has elected to be treated as a real estate investment trust. Additionally, the Fund and the REIT are the two members of WM Specialty Mortgage LLC, a Delaware limited liability company. Investments reported in the Schedule of Investments are held in the REIT and LLC.

Purchases and sales of investments (excluding short-term investments) were $1,287,872,000 and $2,481,000, respectively, during the period ended December 31, 2000.

The Fund's investment are comprised primarily of real estate loans of which a significant portion of the borrowers of the loans and underlying collateral are located in California.

At December 31, 2000, 1,569 loans with a combined fair value of $132,400,000 were on nonaccrual status.

TAX INFORMATION (UNAUDITED)

The Fund is required to advise shareholders of the Fund within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended December 31, 2000, the Fund paid an ordinary income distribution of $347,200,000 and a return of capital distribution of $2,800,000.